Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2018